Cover	May 01, 2026
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 5, 2026 (the “Closing Date”), Ekso Bionics Holdings, Inc., a Nevada corporation (“Ekso” or the “Company”), consummated the previously announced business combination transaction (the “Business Combination”) contemplated by that certain Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”), dated February 15, 2026, by and among the Company, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital Corporation, a Nevada corporation (“Applied Parent”), and Applied Digital Cloud Corporation, a Nevada corporation (“Cloud”), a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, the Company changed its name to “ChronoScale Corporation” and Cloud became a wholly owned subsidiary of the Company. Unless the context otherwise requires, references to the “Company” refer to Ekso Bionics Holdings, Inc. prior to the Closing and ChronoScale Corporation following the Closing.
Document Period End Date	May 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37854
Entity Registrant Name	EKSO BIONICS HOLDINGS, INC.
Entity Central Index Key	0001549084
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd. Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ekso Bionics Holdings, Inc.
Entity Address, Address Line Two	101 Glacier Point
Entity Address, Address Line Three	Suite A
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901